SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Summary of Senior Convertible Preferred Shares Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 12, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Temporary Equity [Abstract]
Issuance of senior convertible preferred shares		$ 165,000	$ 50,000	¥ 239,452
Fair value impact recorded in the applicable issuance days				287,032
Balance as of March 31, 2022	$ 83,051			¥ 526,484